Portfolio of Investments
Columbia Variable Portfolio – Balanced Fund, September 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 7.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACM Auto Trust(a)
Subordinated Series 2022-1A Class C
04/20/2029	5.480%	1,650,000	1,641,733
ALM Ltd.(a),(b)
Series 2022-20A Class A2
3-month Term SOFR + 2.000% Floor 2.000% 07/15/2037	3.035%	1,300,000	1,236,924
American Credit Acceptance Receivables Trust(a)
Series 2020-1 Class D
03/13/2026	2.390%	2,875,000	2,839,705
Subordinated Series 2021-1 Class C
03/15/2027	0.830%	1,263,998	1,248,068
Subordinated Series 2021-2 Class E
07/13/2027	2.540%	600,000	559,493
Apidos CLO XI(a),(b)
Series 2012-11A Class BR3
3-month USD LIBOR + 1.650% Floor 1.650% 04/17/2034	4.390%	1,925,000	1,806,147
Apidos CLO XXVIII(a),(b)
Series 2017-28A Class A1B
3-month USD LIBOR + 1.150% Floor 1.150% 01/20/2031	3.860%	900,000	871,111
Aqua Finance Trust(a)
Series 2021-A Class A
07/17/2046	1.540%	624,241	566,908
Ares LVIII CLO Ltd.(a),(b)
Series 2020-58A Class DR
3-month Term SOFR + 3.200% Floor 3.200% 01/15/2035	5.528%	475,000	411,946
ARES XLVII CLO Ltd.(a),(b)
Series 2018-47A Class B
3-month USD LIBOR + 1.450% Floor 1.450% 04/15/2030	3.962%	550,000	519,920
Avant Loans Funding Trust(a)
Subordinated Series 2021-REV1 Class C
07/15/2030	2.300%	325,000	299,966
Bain Capital Credit CLO Ltd.(a),(b)
Series 2021-7A Class B
3-month USD LIBOR + 1.650% Floor 1.650% 01/22/2035	4.409%	2,425,000	2,239,337
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ballyrock CLO Ltd.(a),(b)
Series 2018-1A Class A1
3-month USD LIBOR + 1.000% 04/20/2031	3.710%	550,000	533,446
Barings CLO Ltd.(a),(b)
Series 2018-4A Class B
3-month USD LIBOR + 1.700% Floor 1.700% 10/15/2030	4.212%	3,450,000	3,284,017
Basswood Park CLO Ltd.(a),(b)
Series 2021-1A Class A
3-month USD LIBOR + 1.000% Floor 1.000% 04/20/2034	3.710%	1,025,000	976,948
Carbone CLO Ltd.(a),(b)
Series 2017-1A Class A1
3-month USD LIBOR + 1.140% Floor 1.140% 01/20/2031	3.850%	2,350,000	2,288,171
Carlyle CLO Ltd.(a),(b)
Series C17A Class CR
3-month USD LIBOR + 2.800% Floor 2.800% 04/30/2031	5.582%	500,000	429,868
Carlyle US CLO Ltd.(a),(b)
Series 2016-4A Class A2R
3-month USD LIBOR + 1.450% Floor 1.450% 10/20/2027	4.160%	3,425,000	3,270,608
Carmax Auto Owner Trust
Subordinated Series 2021-1 Class C
12/15/2026	0.940%	275,000	249,828
Cascade Funding Mortgage Trust(a)
CMO Series 2021-GRN1 Class A
03/20/2041	1.100%	663,654	613,734
Crossroads Asset Trust(a)
Subordinated Series 2021-A Class B
06/20/2025	1.120%	175,000	170,495
Drive Auto Receivables Trust
Subordinated Series 2020-2 Class D
05/15/2028	3.050%	575,000	563,420
Subordinated Series 2021-2 Class D
03/15/2029	1.390%	3,410,000	3,130,452
Dryden CLO Ltd.(a),(b)
Series 2018-55A Class A1
3-month USD LIBOR + 1.020% 04/15/2031	3.532%	1,300,000	1,271,865
Columbia Variable Portfolio – Balanced Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dryden Senior Loan Fund(a),(b)
Series 2015-41A Class AR
3-month USD LIBOR + 0.970% Floor 0.970% 04/15/2031	3.482%	2,100,000	2,039,134
Series 2016-42A Class BR
3-month USD LIBOR + 1.550% 07/15/2030	4.062%	950,000	900,240
DT Auto Owner Trust(a)
Series 2019-3A Class D
04/15/2025	2.960%	1,508,585	1,487,750
Series 2020-2A Class D
03/16/2026	4.730%	125,000	124,084
Subordinated Series 2020-1A Class D
11/17/2025	2.550%	1,400,000	1,366,507
Subordinated Series 2020-3A Class D
06/15/2026	1.840%	975,000	924,775
Exeter Automobile Receivables Trust(a)
Series 2019-4A Class D
09/15/2025	2.580%	1,404,194	1,380,613
Subordinated Series 2020-1A Class D
12/15/2025	2.730%	1,100,000	1,077,035
Subordinated Series 2020-2A Class D
04/15/2026	4.730%	350,000	348,003
Exeter Automobile Receivables Trust
Subordinated Series 2020-3A Class D
07/15/2026	1.730%	600,000	582,946
Subordinated Series 2021-1A Class D
11/16/2026	1.080%	1,225,000	1,161,308
Subordinated Series 2021-3A Class D
06/15/2027	1.550%	3,960,000	3,633,439
Foundation Finance Trust(a)
Series 2019-1A Class A
11/15/2034	3.860%	214,096	209,886
Foursight Capital Automobile Receivables Trust(a)
Subordinated Series 2021-1 Class D
03/15/2027	1.320%	800,000	756,416
Freed ABS Trust(a)
Subordinated Series 2021-1CP Class C
03/20/2028	2.830%	100,000	97,882
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2020-1A Class C
11/17/2025	2.720%	1,500,000	1,465,627
GoldentTree Loan Management US CLO 1 Ltd.(a),(b)
Series 2021-10A Class A
3-month USD LIBOR + 1.100% Floor 1.100% 07/20/2034	3.810%	1,425,000	1,363,089
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hilton Grand Vacations Trust(a)
Series 2018-AA Class A
02/25/2032	3.540%	199,791	195,832
Series 2019-AA Class A
07/25/2033	2.340%	461,078	442,071
Jay Park CLO Ltd.(a),(b)
Series 2016-1A Class A2R
3-month USD LIBOR + 1.450% 10/20/2027	4.160%	4,075,000	3,935,928
LendingPoint Asset Securitization Trust(a)
Subordinated Series 2020-REV1 Class B
10/15/2028	4.494%	1,575,000	1,533,509
LL ABS Trust(a)
Series 2021-1A Class A
05/15/2029	1.070%	406,782	392,212
Madison Park Funding XLVIII Ltd.(a),(b)
Series 2021-48A Class A
3-month USD LIBOR + 1.150% Floor 1.150% 04/19/2033	3.888%	475,000	462,025
Madison Park Funding XXXIII Ltd.(a),(b)
Series 2019-33A Class BR
3-month Term SOFR + 1.800% Floor 1.800% 10/15/2032	4.128%	3,600,000	3,437,309
Magnetite XII Ltd.(a),(b)
Series 2015-12A Class ARR
3-month USD LIBOR + 1.100% Floor 1.100% 10/15/2031	3.612%	2,150,000	2,088,557
MVW Owner Trust(a)
Series 2016-1A Class A
12/20/2033	2.250%	84,656	83,063
Series 2017-1A Class A
12/20/2034	2.420%	405,835	396,730
NRZ Advance Receivables Trust(a)
Series 2020-T3 Class AT3
10/15/2052	1.317%	720,000	718,823
Octagon Investment Partners 39 Ltd.(a),(b)
Series 2018-3A Class B
3-month USD LIBOR + 1.650% Floor 1.650% 10/20/2030	4.560%	3,525,000	3,348,154
OHA Credit Funding Ltd.(a),(b)
Series 2019-4A Class AR
3-month USD LIBOR + 1.150% Floor 1.150% 10/22/2036	3.909%	1,375,000	1,318,173

2	Columbia Variable Portfolio – Balanced Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-8A Class A
3-month USD LIBOR + 1.190% Floor 1.190% 01/18/2034	3.930%	650,000	625,769
Pagaya AI Debt Selection Trust(a)
Series 2021-5 Class A
08/15/2029	1.530%	1,170,387	1,129,943
Pagaya AI Debt Trust(a)
Subordinated Series 2022-1 Class B
10/15/2029	3.344%	674,911	605,879
Race Point IX CLO Ltd.(a),(b)
Series 2015-9A Class A2R
3-month USD LIBOR + 0.450% Floor 1.450% 10/15/2030	3.962%	1,900,000	1,782,428
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	890,621	779,748
Santander Consumer Auto Receivables Trust(a)
Subordinated Series 2021-AA Class C
11/16/2026	1.030%	200,000	182,527
Subordinated Series 2021-AA Class D
01/15/2027	1.570%	175,000	158,843
Santander Drive Auto Receivables Trust
Series 2020-2 Class D
09/15/2026	2.220%	925,000	905,277
Subordinated Series 2020-3 Class D
11/16/2026	1.640%	6,578,000	6,317,809
SCF Equipment Leasing LLC(a)
Series 2019-2A Class B
08/20/2026	2.760%	1,275,000	1,227,981
Series 2020-1A Class C
08/21/2028	2.600%	800,000	716,950
Sierra Timeshare Receivables Funding LLC(a)
Series 2018-2A Class A
06/20/2035	3.500%	136,509	134,923
Series 2018-3A Class A
09/20/2035	3.690%	92,507	91,720
Theorem Funding Trust(a)
Subordinated Series 2021-1A Class B
12/15/2027	1.840%	700,000	642,023
Upstart Pass-Through Trust(a)
Series 2021-ST10 Class A
01/20/2030	2.250%	2,397,829	2,274,951
Series 2021-ST2 Class A
04/20/2027	2.500%	161,544	154,344
Series 2021-ST7 Class A
09/20/2029	1.850%	536,913	501,243
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-ST9 Class A
11/20/2029	1.700%	300,369	274,058
Upstart Securitization Trust(a)
Series 2020-2 Class A
11/20/2030	2.309%	348,735	340,260
Subordinated Series 2021-2 Class B
06/20/2031	1.750%	425,000	404,676
Subordinated Series 2021-3 Class B
07/20/2031	1.660%	425,000	394,169
VSE Voi Mortgage LLC(a)
Series 2018-A Class A
02/20/2036	3.560%	219,468	213,119
Total Asset-Backed Securities — Non-Agency (Cost $92,224,716)			88,153,870

Commercial Mortgage-Backed Securities - Non-Agency 7.1%

1211 Avenue of the Americas Trust(a)
Series 2015-1211 Class A1A2
08/10/2035	3.901%	1,275,000	1,187,438
American Homes 4 Rent Trust(a)
Series 2014-SFR2 Class A
10/17/2036	3.786%	1,118,254	1,085,312
Series 2014-SFR3 Class A
12/17/2036	3.678%	1,235,391	1,192,376
Series 2015-SFR1 Class A
04/17/2052	3.467%	1,142,797	1,095,538
Series 2015-SFR2 Class A
10/17/2052	3.732%	680,976	659,549
AMSR Trust(a)
Subordinated Series 2020-SFR2 Class C
07/17/2037	2.533%	500,000	462,004
Ashford Hospitality Trust(a),(b)
Series 2018-KEYS Class B
1-month USD LIBOR + 1.450% Floor 1.450% 05/15/2035	4.268%	2,625,000	2,548,965
BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class B
1-month USD LIBOR + 1.250% Floor 1.250% 10/15/2037	4.068%	1,150,000	1,101,526
Subordinated Series 2018-BXH Class C
1-month USD LIBOR + 1.500% Floor 1.500% 10/15/2037	4.318%	625,000	592,340
BB-UBS Trust(a)
Series 2012-SHOW Class A
11/05/2036	3.430%	1,325,000	1,230,841

Columbia Variable Portfolio – Balanced Fund | Third Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class A
1-month USD LIBOR + 1.250% Floor 1.250% 07/15/2035	4.068%	2,375,000	2,301,476
BX Commercial Mortgage Trust(a),(b)
Series 2019-XL Class C
1-month USD LIBOR + 1.250% Floor 1.250% 10/15/2036	4.068%	977,500	952,612
BX Mortgage Trust(a),(b)
Series 2021-PAC Class D
1-month USD LIBOR + 1.298% Floor 1.298% 10/15/2036	4.116%	2,175,000	1,996,373
BX Trust(a),(b)
Series 2019-ATL Class C
1-month USD LIBOR + 1.587% Floor 1.587%, Cap 1.587% 10/15/2036	4.405%	699,000	669,512
Subordinated Series 2019-ATL Class D
1-month USD LIBOR + 1.887% Floor 1.887% 10/15/2036	4.705%	622,000	584,952
CIM Retail Portfolio Trust(a),(b)
Series 2021-RETL Class D
1-month USD LIBOR + 3.050% Floor 3.050% 08/15/2036	5.868%	2,868,750	2,835,496
CLNY Trust(a),(b)
Subordinated Series 2019-IKPR Class D
1-month USD LIBOR + 2.025% Floor 2.025% 11/15/2038	4.843%	1,900,000	1,771,951
COMM Mortgage Trust(a),(c)
Subordinated Series 2020-CBM Class D
02/10/2037	3.754%	475,000	418,666
COMM Mortgage Trust(a)
Subordinated Series 2020-CX Class B
11/10/2046	2.446%	525,000	393,255
CSAIL Commercial Mortgage Trust
Series 2019-C16 Class A3
06/15/2052	3.329%	3,675,000	3,247,432
Extended Stay America Trust(a),(b)
Series 2021-ESH Class E
1-month USD LIBOR + 2.850% Floor 2.850% 07/15/2038	5.241%	298,165	283,643
Series 2021-ESH Class F
1-month USD LIBOR + 3.700% Floor 3.700% 07/15/2038	6.091%	298,165	282,895
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FirstKey Homes Trust(a)
Subordinated Series 2020-SFR1 Class D
08/17/2037	2.241%	675,000	589,172
Subordinated Series 2020-SFR2 Class D
10/19/2037	1.968%	2,975,000	2,645,306
GS Mortgage Securities Corp II(a),(b)
Series 2022-ECI Class A
1-month Term SOFR + 2.195% Floor 2.195% 08/15/2039	4.358%	1,425,000	1,417,991
GS Mortgage Securities Corp. Trust(a)
Series 2017-485L Class A
02/10/2037	3.721%	625,000	561,037
GS Mortgage Securities Corp. Trust(a),(b)
Subordinated CMO Series 2021-IP Class D
1-month USD LIBOR + 2.100% Floor 2.100% 10/15/2036	4.918%	825,000	767,726
Home Partners of America Trust(a)
Subordinated Series 2019-2 Class D
10/19/2039	3.121%	1,043,674	886,596
Subordinated Series 2021-2 Class B
12/17/2026	2.302%	6,339,644	5,482,782
ILPT Commercial Mortgage Trust(a),(b)
Series 2022-LPF2 Class A
1-month Term SOFR + 2.245% Floor 2.245% 10/15/2039	4.495%	2,200,000	2,193,160
Invitation Homes Trust(a),(b)
Series 2018-SFR1 Class A
1-month USD LIBOR + 0.700% Floor 0.700% 03/17/2037	3.518%	1,832,977	1,808,578
Series 2018-SFR4 Class A
1-month USD LIBOR + 1.100% Floor 1.000% 01/17/2038	4.093%	3,029,033	3,001,890
JPMorgan Chase Commercial Mortgage Securities Trust(a),(c)
Subordinated Series 2021-2NU Class B
01/05/2040	2.077%	600,000	477,265
Subordinated Series 2021-2NU Class C
01/05/2040	2.077%	250,000	193,609
KKR Industrial Portfolio Trust(a),(b)
Subordinated Series 2021-KDIP Class D
1-month USD LIBOR + 1.250% Floor 1.250% 12/15/2037	4.068%	375,000	354,318

4	Columbia Variable Portfolio – Balanced Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Life Mortgage Trust(a),(b)
Subordinated Series 2021-BMR Class D
1-month USD LIBOR + 1.400% Floor 1.400% 03/15/2038	4.218%	688,079	651,861
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C29 Class A3
05/15/2049	3.058%	945,096	872,823
Series 2017-C34 Class A3
11/15/2052	3.276%	2,250,000	2,055,175
Morgan Stanley Capital I Trust
Series 2015-UBS8 Class A3
12/15/2048	3.540%	1,721,472	1,614,546
Morgan Stanley Capital I Trust(a),(c)
Series 2019-MEAD Class D
11/10/2036	3.283%	1,175,000	1,053,727
One New York Plaza Trust(a),(b)
Subordinated Series 2020-1NYP Class C
1-month USD LIBOR + 2.200% Floor 2.200% 01/15/2036	5.018%	1,100,000	1,042,465
Subordinated Series 2020-1NYP Class D
1-month USD LIBOR + 2.750% Floor 2.750% 01/15/2036	5.568%	425,000	397,659
Progress Residential Trust(a)
Series 2019-SFR3 Class C
09/17/2036	2.721%	750,000	714,527
Series 2019-SFR3 Class D
09/17/2036	2.871%	1,125,000	1,071,293
Series 2019-SFR4 Class C
10/17/2036	3.036%	2,850,000	2,691,277
Series 2020-SFR1 Class C
04/17/2037	2.183%	325,000	300,845
Series 2020-SFR1 Class D
04/17/2037	2.383%	675,000	619,706
Series 2020-SFR2 Class A
06/17/2037	2.078%	425,000	390,682
Series 2022-SFR5 Class A
06/17/2039	4.451%	2,019,642	1,925,016
Subordinated Series 2020-SFR2 Class C
06/17/2037	3.077%	100,000	92,727
Subordinated Series 2020-SFR2 Class D
06/17/2037	3.874%	125,000	116,723
Subordinated Series 2021-SFR8 Class D
10/17/2038	2.082%	1,830,000	1,542,791
RBS Commercial Funding, Inc., Trust(a),(c)
Series 2013-GSP Class A
01/15/2032	3.961%	1,100,000	1,062,163
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SFO Commercial Mortgage Trust(a),(b)
Subordinated Series 2021-555 Class E
1-month USD LIBOR + 2.900% Floor 2.900% 05/15/2038	5.718%	475,000	446,694
SPGN TFLM Mortgage Trust(a),(b)
Series 2022 Class A
1-month Term SOFR + 1.550% Floor 1.550% 02/15/2039	4.395%	4,725,000	4,575,193
STAR Trust(a),(b)
Series 2022-SFR3 Class A
1-month Term SOFR + 1.650% Floor 1.650% 05/17/2024	4.674%	2,641,885	2,619,093
Subordinated Series 2022-SFR3 Class B
1-month Term SOFR + 1.950% Floor 1.950% 05/17/2024	4.974%	1,900,000	1,877,939
Tricon American Homes(a)
Series 2020-SFR1 Class C
07/17/2038	2.249%	650,000	570,211
Tricon American Homes Trust(a)
Subordinated Series 2020-SFR2 Class D
11/17/2039	2.281%	1,075,000	887,754
Wells Fargo Commercial Mortgage Trust
Series 2015-C28 Class A3
05/15/2048	3.290%	1,067,263	1,013,850
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2020-SDAL Class D
1-month USD LIBOR + 2.090% Floor 2.090%, Cap 4.500% 02/15/2037	4.500%	500,000	472,988
Series 2021-FCMT Class A
1-month USD LIBOR + 1.200% Floor 1.200% 05/15/2031	4.018%	750,000	720,737
Series 2021-FCMT Class D
1-month USD LIBOR + 3.500% Floor 3.500% 05/15/2031	6.318%	625,000	597,240
WFRBS Commercial Mortgage Trust
Series 2014-C22 Class A5
09/15/2057	3.752%	425,000	412,134
WF-RBS Commercial Mortgage Trust
Series 2013-C15 Class A3
08/15/2046	3.881%	499,841	494,720
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $86,741,331)			80,178,141

Columbia Variable Portfolio – Balanced Fund | Third Quarter Report 2022	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2022 (Unaudited)
Common Stocks 57.3%
Issuer	Shares	Value ($)
Communication Services 5.6%
Entertainment 1.5%
Endeavor Group Holdings, Inc., Class A(d)	141,752	2,871,895
Take-Two Interactive Software, Inc.(d)	80,821	8,809,489
Walt Disney Co. (The)(d)	60,072	5,666,592
Total		17,347,976
Interactive Media & Services 2.6%
Alphabet, Inc., Class A(d)	121,625	11,633,432
Alphabet, Inc., Class C(d)	110,568	10,631,113
Match Group, Inc.(d)	61,271	2,925,690
Meta Platforms, Inc., Class A(d)	33,609	4,560,069
Total		29,750,304
Media 0.4%
Comcast Corp., Class A	153,479	4,501,539
Wireless Telecommunication Services 1.1%
T-Mobile US, Inc.(d)	93,286	12,516,183
Total Communication Services		64,116,002
Consumer Discretionary 4.7%
Automobiles 0.7%
Tesla, Inc.(d)	29,699	7,877,660
Hotels, Restaurants & Leisure 0.3%
McDonald’s Corp.	17,991	4,151,243
Internet & Direct Marketing Retail 2.6%
Amazon.com, Inc.(d)	260,459	29,431,867
Specialty Retail 0.7%
Lowe’s Companies, Inc.	16,571	3,112,200
TJX Companies, Inc. (The)	75,274	4,676,021
Total		7,788,221
Textiles, Apparel & Luxury Goods 0.4%
Tapestry, Inc.	151,321	4,302,056
Total Consumer Discretionary		53,551,047
Consumer Staples 4.2%
Beverages 0.4%
Monster Beverage Corp.(d)	53,568	4,658,274
Common Stocks (continued)
Issuer	Shares	Value ($)
Food & Staples Retailing 2.1%
Sysco Corp.	120,304	8,506,696
Walmart, Inc.	123,337	15,996,809
Total		24,503,505
Food Products 0.9%
Mondelez International, Inc., Class A	183,765	10,075,835
Household Products 0.6%
Procter & Gamble Co. (The)	51,209	6,465,136
Personal Products 0.2%
Coty, Inc., Class A(d)	343,179	2,168,891
Total Consumer Staples		47,871,641
Energy 2.7%
Oil, Gas & Consumable Fuels 2.7%
Canadian Natural Resources Ltd.	147,632	6,875,222
Chevron Corp.	104,976	15,081,902
EOG Resources, Inc.	80,099	8,949,461
Total		30,906,585
Total Energy		30,906,585
Financials 6.8%
Banks 2.7%
Bank of America Corp.	374,739	11,317,118
JPMorgan Chase & Co.	59,509	6,218,691
Wells Fargo & Co.	340,833	13,708,303
Total		31,244,112
Capital Markets 1.8%
BlackRock, Inc.	8,681	4,776,981
MSCI, Inc.	11,816	4,983,870
State Street Corp.	173,506	10,550,900
Total		20,311,751
Consumer Finance 0.1%
American Express Co.	5,089	686,557
Diversified Financial Services 1.7%
Berkshire Hathaway, Inc., Class B(d)	73,018	19,497,266
Insurance 0.5%
Aon PLC, Class A	19,784	5,299,540
Total Financials		77,039,226

6	Columbia Variable Portfolio – Balanced Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 9.4%
Biotechnology 1.6%
BioMarin Pharmaceutical, Inc.(d)	64,730	5,487,162
Horizon Therapeutics PLC(d)	37,937	2,347,921
Vertex Pharmaceuticals, Inc.(d)	36,352	10,525,358
Total		18,360,441
Health Care Equipment & Supplies 1.7%
Abbott Laboratories	89,755	8,684,694
Baxter International, Inc.	69,858	3,762,552
Boston Scientific Corp.(d)	165,878	6,424,455
Total		18,871,701
Health Care Providers & Services 2.0%
CVS Health Corp.	127,549	12,164,348
Elevance Health, Inc.	22,071	10,025,531
Total		22,189,879
Life Sciences Tools & Services 0.8%
IQVIA Holdings, Inc.(d)	25,390	4,599,145
Thermo Fisher Scientific, Inc.	9,281	4,707,230
Total		9,306,375
Pharmaceuticals 3.3%
Eli Lilly & Co.	44,449	14,372,584
Johnson & Johnson	142,865	23,338,426
Total		37,711,010
Total Health Care		106,439,406
Industrials 4.1%
Aerospace & Defense 1.1%
Raytheon Technologies Corp.	150,068	12,284,567
Airlines 0.4%
Southwest Airlines Co.(d)	143,786	4,434,360
Industrial Conglomerates 1.0%
General Electric Co.	95,006	5,881,822
Honeywell International, Inc.	34,991	5,842,447
Total		11,724,269
Common Stocks (continued)
Issuer	Shares	Value ($)
Road & Rail 1.6%
Uber Technologies, Inc.(d)	364,194	9,651,141
Union Pacific Corp.	40,572	7,904,237
Total		17,555,378
Total Industrials		45,998,574
Information Technology 15.8%
Electronic Equipment, Instruments & Components 0.5%
TE Connectivity Ltd.	53,543	5,909,005
IT Services 3.2%
Fidelity National Information Services, Inc.	69,133	5,224,381
Global Payments, Inc.	46,927	5,070,462
International Business Machines Corp.	22,523	2,675,958
MasterCard, Inc., Class A	33,621	9,559,795
PayPal Holdings, Inc.(d)	54,339	4,676,958
Visa, Inc., Class A	49,749	8,837,910
Total		36,045,464
Semiconductors & Semiconductor Equipment 1.4%
Advanced Micro Devices, Inc.(d)	43,043	2,727,204
Lam Research Corp.	11,446	4,189,236
Marvell Technology, Inc.	31,167	1,337,376
Microchip Technology, Inc.	43,093	2,629,966
NVIDIA Corp.	38,995	4,733,603
Total		15,617,385
Software 6.9%
Adobe, Inc.(d)	40,253	11,077,626
Intuit, Inc.	29,879	11,572,734
Microsoft Corp.	188,390	43,876,031
Palo Alto Networks, Inc.(d)	42,882	7,023,643
Salesforce, Inc.(d)	38,636	5,557,402
Total		79,107,436
Technology Hardware, Storage & Peripherals 3.8%
Apple, Inc.	309,954	42,835,643
Total Information Technology		179,514,933

Columbia Variable Portfolio – Balanced Fund | Third Quarter Report 2022	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 1.6%
Chemicals 1.6%
Corteva, Inc.	101,571	5,804,783
Ecolab, Inc.	33,595	4,851,790
International Flavors & Fragrances, Inc.	78,875	7,164,216
Total		17,820,789
Total Materials		17,820,789
Real Estate 0.8%
Equity Real Estate Investment Trusts (REITS) 0.8%
American Tower Corp.	43,529	9,345,676
Total Real Estate		9,345,676
Utilities 1.6%
Electric Utilities 0.9%
American Electric Power Co., Inc.	119,564	10,336,308
Multi-Utilities 0.7%
Public Service Enterprise Group, Inc.	135,314	7,608,706
Total Utilities		17,945,014
Total Common Stocks (Cost $623,265,184)		650,548,893

Convertible Bonds 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.0%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	69,000	47,472
Total Convertible Bonds (Cost $65,655)			47,472

Corporate Bonds & Notes 7.9%

Aerospace & Defense 0.3%
BAE Systems PLC(a)
04/15/2030	3.400%	1,200,000	1,041,691
Boeing Co. (The)
05/01/2040	5.705%	1,650,000	1,440,373
Bombardier, Inc.(a)
04/15/2027	7.875%	45,000	41,404
Northrop Grumman Corp.
02/15/2031	7.750%	375,000	428,531
TransDigm, Inc.(a)
12/15/2025	8.000%	54,000	54,783
03/15/2026	6.250%	161,000	156,143
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransDigm, Inc.
11/15/2027	5.500%	57,000	49,503
05/01/2029	4.875%	41,000	33,048
Total			3,245,476
Airlines 0.0%
Air Canada(a)
08/15/2026	3.875%	29,000	24,883
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	128,934	121,167
04/20/2029	5.750%	36,290	31,671
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%	42,253	37,338
United Airlines, Inc.(a)
04/15/2026	4.375%	38,000	33,905
04/15/2029	4.625%	40,000	33,216
Total			282,180
Automotive 0.1%
Ford Motor Co.
02/12/2032	3.250%	31,000	22,328
Ford Motor Credit Co. LLC
11/13/2025	3.375%	65,000	57,501
01/09/2027	4.271%	55,000	48,108
05/28/2027	4.950%	55,000	49,198
08/17/2027	4.125%	45,000	38,745
02/16/2028	2.900%	25,000	19,688
11/13/2030	4.000%	31,000	24,180
IAA Spinco, Inc.(a)
06/15/2027	5.500%	112,500	102,656
IHO Verwaltungs GmbH(a),(e)
09/15/2026	4.750%	42,827	36,353
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	90,000	86,869
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	15,000	14,323
05/15/2027	8.500%	55,000	52,566
Tenneco, Inc.(a)
01/15/2029	7.875%	48,000	47,540
Total			600,055
Banking 1.9%
Bank of America Corp.(f)
04/23/2040	4.078%	4,325,000	3,429,248
Citigroup, Inc.(f)
01/25/2033	3.057%	1,400,000	1,104,003
Citigroup, Inc.
Subordinated
03/09/2026	4.600%	1,170,000	1,131,299

8	Columbia Variable Portfolio – Balanced Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Discover Bank
09/13/2028	4.650%	925,000	838,280
Goldman Sachs Group, Inc. (The)(f)
02/24/2033	3.102%	3,200,000	2,542,104
HSBC Holdings PLC(f)
05/24/2032	2.804%	2,400,000	1,764,589
JPMorgan Chase & Co.(f)
Subordinated
05/13/2031	2.956%	4,575,000	3,636,209
Morgan Stanley(f)
01/22/2031	2.699%	3,100,000	2,509,639
PNC Financial Services Group, Inc. (The)(f)
Subordinated
06/06/2033	4.626%	950,000	850,619
State Street Corp.
Subordinated
03/03/2031	2.200%	1,096,000	854,630
Wells Fargo & Co.(f)
04/30/2041	3.068%	3,375,000	2,320,784
Total			20,981,404
Brokerage/Asset Managers/Exchanges 0.0%
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%	35,000	32,920
Hightower Holding LLC(a)
04/15/2029	6.750%	45,000	36,906
NFP Corp(a)
10/01/2030	7.500%	41,000	39,083
NFP Corp.(a)
08/15/2028	4.875%	46,000	39,270
08/15/2028	6.875%	135,000	105,300
Total			253,479
Building Materials 0.0%
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	51,000	46,733
05/15/2029	4.125%	29,000	23,506
Interface, Inc.(a)
12/01/2028	5.500%	23,000	19,792
James Hardie International Finance DAC(a)
01/15/2028	5.000%	37,000	33,496
SRS Distribution, Inc.(a)
07/01/2028	4.625%	23,000	19,717
07/01/2029	6.125%	43,000	34,575
12/01/2029	6.000%	53,000	42,227
Standard Industries, Inc.(a)
02/15/2027	5.000%	10,000	8,847
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
White Cap Buyer LLC(a)
10/15/2028	6.875%	61,000	50,401
Total			279,294
Cable and Satellite 0.2%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	68,000	61,371
02/01/2028	5.000%	24,000	20,922
03/01/2030	4.750%	103,000	83,446
08/15/2030	4.500%	105,000	83,059
02/01/2032	4.750%	43,000	33,555
Comcast Corp.
08/15/2035	4.400%	450,000	398,796
CSC Holdings LLC(a)
02/01/2028	5.375%	40,000	34,890
02/01/2029	6.500%	57,000	50,378
01/15/2030	5.750%	54,000	38,401
12/01/2030	4.125%	47,000	35,311
02/15/2031	3.375%	36,000	25,374
DIRECTV Holdings LLC/Financing Co., Inc.(a)
08/15/2027	5.875%	52,000	44,932
DISH DBS Corp.
03/15/2023	5.000%	4,000	3,914
06/01/2029	5.125%	50,000	29,380
DISH DBS Corp.(a)
12/01/2028	5.750%	61,000	45,990
Radiate Holdco LLC/Finance, Inc.(a)
09/15/2026	4.500%	49,000	40,175
09/15/2028	6.500%	66,000	45,798
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	32,000	28,106
07/01/2029	5.500%	36,000	32,429
Time Warner Cable LLC
05/01/2037	6.550%	1,300,000	1,179,151
Videotron Ltd.(a)
06/15/2029	3.625%	31,000	25,153
Virgin Media Finance PLC(a)
07/15/2030	5.000%	47,000	35,191
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	51,000	43,899
08/15/2030	4.500%	31,000	24,258
VZ Secured Financing BV(a)
01/15/2032	5.000%	76,000	58,031
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	38,000	27,225
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	53,000	44,525

Columbia Variable Portfolio – Balanced Fund | Third Quarter Report 2022	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ziggo BV(a)
01/15/2030	4.875%	50,000	39,535
Total			2,613,195
Chemicals 0.1%
Avient Corp.(a)
08/01/2030	7.125%	34,000	31,514
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	19,000	14,881
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	89,000	79,586
Cheever Escrow Issuer LLC(a)
10/01/2027	7.125%	33,000	29,720
Dow Chemical Co. (The)
10/01/2034	4.250%	550,000	463,584
Element Solutions, Inc.(a)
09/01/2028	3.875%	60,000	48,321
HB Fuller Co.
10/15/2028	4.250%	79,000	66,435
Herens Holdco Sarl(a)
05/15/2028	4.750%	40,000	32,724
INEOS Quattro Finance 2 Plc(a)
01/15/2026	3.375%	25,000	20,826
Ingevity Corp.(a)
11/01/2028	3.875%	31,000	25,639
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	44,000	42,327
Iris Holdings, Inc.(a),(e)
02/15/2026	8.750%	22,000	19,380
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	73,000	56,088
10/01/2029	6.250%	21,000	14,378
SPCM SA(a)
03/15/2027	3.125%	21,000	18,365
WR Grace Holdings LLC(a)
10/01/2024	5.625%	22,000	21,417
06/15/2027	4.875%	67,000	57,722
08/15/2029	5.625%	95,000	71,728
Total			1,114,635
Construction Machinery 0.0%
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	17,000	13,498
Herc Holdings, Inc.(a)
07/15/2027	5.500%	18,000	16,201
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Rentals North America, Inc.
01/15/2030	5.250%	32,000	28,957
Total			58,656
Consumer Cyclical Services 0.0%
Arches Buyer, Inc.(a)
06/01/2028	4.250%	47,000	36,673
12/01/2028	6.125%	59,000	45,352
Match Group, Inc.(a)
02/15/2029	5.625%	31,000	28,451
Staples, Inc.(a)
04/15/2026	7.500%	19,000	15,952
Uber Technologies, Inc.(a)
05/15/2025	7.500%	56,000	55,880
01/15/2028	6.250%	39,000	36,270
08/15/2029	4.500%	88,000	74,060
Total			292,638
Consumer Products 0.0%
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	60,000	55,022
Mattel, Inc.(a)
04/01/2026	3.375%	18,000	16,151
04/01/2029	3.750%	35,000	29,518
Newell Brands, Inc.
09/15/2027	6.375%	12,000	11,901
09/15/2029	6.625%	17,000	16,625
Prestige Brands, Inc.(a)
01/15/2028	5.125%	64,000	57,760
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	16,000	11,254
02/01/2032	4.375%	21,000	14,926
Spectrum Brands, Inc.(a)
10/01/2029	5.000%	20,000	15,778
07/15/2030	5.500%	2,000	1,574
Tempur Sealy International, Inc.(a)
10/15/2031	3.875%	33,000	24,150
Total			254,659
Diversified Manufacturing 0.2%
Carrier Global Corp.
04/05/2040	3.377%	1,135,000	819,581
Gates Global LLC/Co.(a)
01/15/2026	6.250%	82,000	76,203
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	1,500,000	1,345,557
Madison IAQ LLC(a)
06/30/2028	4.125%	32,000	25,895
06/30/2029	5.875%	33,000	23,011

10	Columbia Variable Portfolio – Balanced Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Resideo Funding, Inc.(a)
09/01/2029	4.000%	86,000	69,345
Stevens Holding Co., Inc.(a)
10/01/2026	6.125%	12,000	11,720
Vertical Holdco GmbH(a)
07/15/2028	7.625%	28,000	23,458
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	24,000	20,444
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	43,000	43,001
06/15/2028	7.250%	42,000	41,337
Total			2,499,552
Electric 0.7%
Berkshire Hathaway Energy Co.
10/15/2050	4.250%	348,000	280,930
Calpine Corp.(a)
02/15/2028	4.500%	29,000	25,393
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	58,000	51,794
02/15/2031	3.750%	75,000	59,624
01/15/2032	3.750%	16,000	12,422
CMS Energy Corp.
03/01/2044	4.875%	262,000	225,342
Dominion Energy, Inc.
08/15/2032	4.350%	750,000	679,314
Emera US Finance LP
06/15/2046	4.750%	1,150,000	904,194
Eversource Energy
03/01/2032	3.375%	525,000	442,312
Exelon Corp.(a)
03/15/2052	4.100%	1,000,000	773,394
Indiana Michigan Power Co.
03/15/2037	6.050%	600,000	607,441
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%	13,000	10,465
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	16,000	15,339
09/15/2027	4.500%	48,000	43,847
NRG Energy, Inc.(a)
02/15/2029	3.375%	28,000	22,697
06/15/2029	5.250%	24,000	21,135
02/15/2031	3.625%	42,000	32,793
02/15/2032	3.875%	75,000	58,639
Ohio Edison Co.(a)
01/15/2033	5.500%	900,000	887,702
PG&E Corp.
07/01/2030	5.250%	33,000	28,130
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Progress Energy, Inc.
03/01/2031	7.750%	1,000,000	1,106,425
Southern Co. (The)
07/01/2046	4.400%	1,200,000	943,298
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	10,000	9,340
02/15/2027	5.625%	55,000	51,509
07/31/2027	5.000%	61,000	55,076
05/01/2029	4.375%	18,000	15,044
Xcel Energy, Inc.
06/01/2030	3.400%	900,000	783,292
Total			8,146,891
Environmental 0.1%
GFL Environmental, Inc.(a)
12/15/2026	5.125%	51,000	47,596
Waste Connections, Inc.
01/15/2033	4.200%	1,145,000	1,037,548
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	81,000	71,709
Total			1,156,853
Finance Companies 0.0%
Navient Corp.
01/25/2023	5.500%	60,000	60,008
06/25/2025	6.750%	31,000	29,078
OneMain Finance Corp.
09/15/2030	4.000%	2,000	1,402
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	45,000	40,463
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2031	3.875%	55,000	40,276
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2033	4.000%	92,000	63,593
Springleaf Finance Corp.
03/15/2024	6.125%	34,000	32,784
Total			267,604
Food and Beverage 0.4%
Anheuser-Busch InBev Worldwide, Inc.
01/15/2042	4.950%	1,200,000	1,066,674
Bacardi Ltd.(a)
05/15/2038	5.150%	1,300,000	1,128,101
Darling Ingredients, Inc.(a)
06/15/2030	6.000%	43,000	41,043
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	81,000	71,289

Columbia Variable Portfolio – Balanced Fund | Third Quarter Report 2022	11

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JBS USA LUX SA/Food Co./Finance, Inc.(a)
12/01/2031	3.750%	30,000	23,960
Kraft Heinz Foods Co.
06/01/2046	4.375%	1,799,000	1,401,391
Pilgrim’s Pride Corp.(a)
04/15/2031	4.250%	78,000	62,570
03/01/2032	3.500%	87,000	65,617
Post Holdings, Inc.(a)
03/01/2027	5.750%	28,000	26,738
01/15/2028	5.625%	24,000	21,912
04/15/2030	4.625%	52,000	42,705
09/15/2031	4.500%	18,000	14,490
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	97,000	80,365
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	23,000	18,795
US Foods, Inc.(a)
04/15/2025	6.250%	8,000	7,882
02/15/2029	4.750%	45,000	38,518
06/01/2030	4.625%	27,000	22,394
Total			4,134,444
Gaming 0.0%
Boyd Gaming Corp.
12/01/2027	4.750%	39,000	34,512
Boyd Gaming Corp.(a)
06/15/2031	4.750%	26,000	21,051
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	93,000	71,343
Colt Merger Sub, Inc.(a)
07/01/2025	5.750%	50,000	48,258
07/01/2025	6.250%	49,000	47,224
07/01/2027	8.125%	42,000	40,172
International Game Technology PLC(a)
02/15/2025	6.500%	16,000	15,960
04/15/2026	4.125%	19,000	17,353
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	41,000	33,804
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	68,000	54,477
Wynn Resorts Finance LLC/Capital Corp.(a)
04/15/2025	7.750%	26,000	25,545
Total			409,699
Health Care 0.4%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	60,000	54,806
04/15/2029	5.000%	25,000	22,172
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AdaptHealth LLC(a)
03/01/2030	5.125%	97,000	80,041
Avantor Funding, Inc.(a)
07/15/2028	4.625%	45,000	40,112
11/01/2029	3.875%	53,000	43,057
Becton Dickinson and Co.
12/15/2044	4.685%	790,000	676,077
Catalent Pharma Solutions, Inc.(a)
04/01/2030	3.500%	21,000	16,527
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	50,000	49,778
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	25,000	21,860
03/15/2029	3.750%	19,000	15,817
CHS/Community Health Systems, Inc.(a)
03/15/2026	8.000%	20,000	17,411
03/15/2027	5.625%	12,000	9,243
04/15/2029	6.875%	38,000	18,397
05/15/2030	5.250%	69,000	48,009
Cigna Corp.
07/15/2046	4.800%	475,000	407,642
CVS Health Corp.
03/25/2048	5.050%	1,125,000	990,375
HCA, Inc.(a)
03/15/2052	4.625%	1,625,000	1,222,602
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	9,000	7,227
10/01/2029	5.250%	16,000	12,080
Owens & Minor, Inc.(a)
04/01/2030	6.625%	45,000	39,597
Select Medical Corp.(a)
08/15/2026	6.250%	104,000	97,903
Tenet Healthcare Corp.
07/15/2024	4.625%	15,000	14,513
Tenet Healthcare Corp.(a)
02/01/2027	6.250%	56,000	52,265
11/01/2027	5.125%	37,000	33,259
06/15/2028	4.625%	11,000	9,641
10/01/2028	6.125%	51,000	44,993
01/15/2030	4.375%	22,000	18,349
06/15/2030	6.125%	27,000	24,834
Total			4,088,587
Healthcare Insurance 0.2%
Anthem, Inc.
03/01/2028	4.101%	235,000	221,777

12	Columbia Variable Portfolio – Balanced Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Centene Corp.
12/15/2029	4.625%	75,000	67,376
02/15/2030	3.375%	28,000	22,891
08/01/2031	2.625%	24,000	18,168
UnitedHealth Group, Inc.
05/15/2062	4.950%	1,723,000	1,543,171
Total			1,873,383
Home Construction 0.0%
Meritage Homes Corp.
06/01/2025	6.000%	46,000	44,638
Meritage Homes Corp.(a)
04/15/2029	3.875%	43,000	34,175
Shea Homes LP/Funding Corp.(a)
02/15/2028	4.750%	27,000	21,953
Taylor Morrison Communities, Inc.(a)
06/15/2027	5.875%	10,000	9,311
08/01/2030	5.125%	32,000	25,841
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	36,000	36,162
Total			172,080
Independent Energy 0.1%
Apache Corp.
09/01/2040	5.100%	28,000	22,651
02/01/2042	5.250%	16,000	13,046
04/15/2043	4.750%	38,000	28,368
Callon Petroleum Co.
07/01/2026	6.375%	92,000	82,917
CNX Resources Corp.(a)
03/14/2027	7.250%	5,000	4,871
01/15/2029	6.000%	28,000	25,729
01/15/2031	7.375%	10,000	9,797
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	62,000	55,380
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	51,000	48,827
05/01/2029	5.000%	42,000	37,253
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2028	5.750%	55,000	52,317
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	65,000	60,001
02/01/2029	5.750%	11,000	9,707
04/15/2030	6.000%	21,000	18,525
04/15/2032	6.250%	19,000	16,900
Matador Resources Co.
09/15/2026	5.875%	67,000	64,708
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Occidental Petroleum Corp.
09/01/2030	6.625%	225,000	227,965
09/15/2036	6.450%	102,000	101,555
SM Energy Co.
09/15/2026	6.750%	40,000	38,500
Southwestern Energy Co.
02/01/2032	4.750%	88,000	73,969
Total			992,986
Integrated Energy 0.1%
Cenovus Energy, Inc.
02/15/2052	3.750%	710,000	481,128
Leisure 0.1%
Carnival Corp.(a)
03/01/2026	7.625%	17,000	12,920
03/01/2027	5.750%	118,000	82,737
08/01/2028	4.000%	54,000	43,587
05/01/2029	6.000%	43,000	28,354
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(a)
05/01/2025	5.500%	23,000	22,150
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC
10/01/2028	6.500%	45,000	41,715
Cinemark USA, Inc.(a)
05/01/2025	8.750%	15,000	15,249
03/15/2026	5.875%	46,000	38,598
Live Nation Entertainment, Inc.(a)
03/15/2026	5.625%	44,000	41,932
05/15/2027	6.500%	33,000	31,837
10/15/2027	4.750%	17,000	14,782
NCL Corp., Ltd.(a)
03/15/2026	5.875%	24,000	18,407
NCL Finance Ltd.(a)
03/15/2028	6.125%	12,000	8,484
Royal Caribbean Cruises Ltd.(a)
07/01/2026	4.250%	62,000	45,772
08/31/2026	5.500%	19,000	14,536
07/15/2027	5.375%	18,000	13,225
04/01/2028	5.500%	39,000	27,416
Royal Caribbean Cruises Ltd.
03/15/2028	3.700%	33,000	21,450
Six Flags Entertainment Corp.(a)
07/31/2024	4.875%	52,000	49,607
Total			572,758
Life Insurance 0.4%
CoreBridge Financial, Inc.(a)
04/05/2052	4.400%	1,100,000	840,460

Columbia Variable Portfolio – Balanced Fund | Third Quarter Report 2022	13

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Five Corners Funding Trust II(a)
05/15/2030	2.850%	1,650,000	1,369,962
MetLife, Inc.
07/15/2052	5.000%	197,000	179,604
Pacific LifeCorp(a)
09/15/2052	5.400%	1,000,000	936,375
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	350,000	337,904
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	460,000	410,149
Voya Financial, Inc.
06/15/2046	4.800%	1,128,000	915,143
Total			4,989,597
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(a)
05/01/2028	5.750%	33,000	30,999
Media and Entertainment 0.2%
Cengage Learning, Inc.(a)
06/15/2024	9.500%	27,000	25,326
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	49,000	36,714
06/01/2029	7.500%	43,000	31,235
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	88,000	74,585
iHeartCommunications, Inc.
05/01/2026	6.375%	6,440	5,975
05/01/2027	8.375%	86,366	72,733
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	27,000	23,014
01/15/2028	4.750%	49,000	40,837
Magallanes, Inc.(a)
03/15/2062	5.391%	2,091,000	1,515,732
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	45,000	39,161
03/15/2030	4.625%	31,000	24,181
Roblox Corp.(a)
05/01/2030	3.875%	53,000	43,130
Scripps Escrow II, Inc.(a)
01/15/2029	3.875%	7,000	5,586
01/15/2031	5.375%	15,000	11,415
Scripps Escrow, Inc.(a)
07/15/2027	5.875%	11,000	9,570
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Univision Communications, Inc.(a)
05/01/2029	4.500%	25,000	20,382
06/30/2030	7.375%	30,000	28,502
Total			2,008,078
Metals and Mining 0.1%
Allegheny Technologies, Inc.
10/01/2029	4.875%	32,000	26,706
10/01/2031	5.125%	46,000	37,781
Constellium NV(a)
02/15/2026	5.875%	35,000	32,099
Constellium SE(a)
06/15/2028	5.625%	86,000	70,690
04/15/2029	3.750%	145,000	106,338
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	125,000	103,881
04/01/2029	6.125%	42,000	33,917
Kaiser Aluminum Corp.(a)
03/01/2028	4.625%	27,000	22,080
06/01/2031	4.500%	75,000	54,483
Novelis Corp.(a)
11/15/2026	3.250%	28,000	23,538
01/30/2030	4.750%	52,000	42,664
08/15/2031	3.875%	26,000	19,405
Total			573,582
Midstream 0.6%
Cheniere Energy Partners LP
10/01/2029	4.500%	19,000	16,776
03/01/2031	4.000%	37,000	31,091
01/31/2032	3.250%	64,000	49,160
Cheniere Energy, Inc.
10/15/2028	4.625%	25,000	22,929
CNX Midstream Partners LP(a)
04/15/2030	4.750%	35,000	27,521
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	31,000	29,553
DT Midstream, Inc.(a)
06/15/2029	4.125%	32,000	27,040
06/15/2031	4.375%	36,000	29,686
Energy Transfer Partners LP
02/01/2042	6.500%	500,000	465,047
EQM Midstream Partners LP
08/01/2024	4.000%	23,000	21,505
EQM Midstream Partners LP(a)
07/01/2025	6.000%	56,000	51,862
06/01/2027	7.500%	14,000	13,374
07/01/2027	6.500%	33,000	30,620
06/01/2030	7.500%	17,000	16,098
01/15/2031	4.750%	126,000	100,004

14	Columbia Variable Portfolio – Balanced Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Holly Energy Partners LP/Finance Corp.(a)
04/15/2027	6.375%	36,000	34,383
02/01/2028	5.000%	41,000	36,195
Kinder Morgan Energy Partners LP
03/01/2044	5.500%	1,100,000	925,622
MPLX LP
02/15/2049	5.500%	1,100,000	937,461
NuStar Logistics LP
06/01/2026	6.000%	35,000	32,207
04/28/2027	5.625%	40,000	34,963
10/01/2030	6.375%	30,000	25,760
Plains All American Pipeline LP/Finance Corp.
01/15/2037	6.650%	1,575,000	1,477,887
Targa Resources Partners LP/Finance Corp.
03/01/2030	5.500%	40,000	36,039
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	38,000	31,957
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	49,000	42,118
08/15/2031	4.125%	80,000	66,297
11/01/2033	3.875%	41,000	32,465
Western Gas Partners LP
08/15/2048	5.500%	28,000	22,734
Western Midstream Operating LP
03/01/2028	4.500%	51,000	45,558
Western Midstream Operating LP(f)
02/01/2050	5.500%	1,000,000	808,033
Williams Companies, Inc. (The)
09/15/2045	5.100%	1,200,000	1,016,186
Total			6,538,131
Natural Gas 0.1%
NiSource, Inc.
02/15/2044	4.800%	1,450,000	1,218,047
Oil Field Services 0.0%
Archrock Partners LP/Finance Corp.(a)
04/01/2028	6.250%	26,000	22,881
Transocean Sentry Ltd.(a)
05/15/2023	5.375%	62,777	60,508
USA Compression Partners LP/Finance Corp.
09/01/2027	6.875%	26,000	23,650
Total			107,039
Other Industry 0.0%
Picasso Finance Sub, Inc.(a)
06/15/2025	6.125%	34,000	33,347
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other REIT 0.0%
Blackstone Mortgage Trust, Inc.(a)
01/15/2027	3.750%	27,000	22,178
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	81,000	74,523
02/01/2027	4.250%	26,000	21,277
06/15/2029	4.750%	80,000	59,949
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
10/01/2028	5.875%	45,000	38,535
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
05/15/2029	4.875%	23,000	18,628
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	22,000	18,783
09/15/2029	4.000%	20,000	15,728
Total			269,601
Packaging 0.0%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
06/15/2027	6.000%	55,000	52,083
09/01/2029	4.000%	94,000	69,046
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2026	4.125%	35,000	29,114
Canpack SA/US LLC(a)
11/15/2029	3.875%	65,000	50,963
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	62,000	55,952
Total			257,158
Pharmaceuticals 0.3%
1375209 BC Ltd.(a)
01/30/2028	9.000%	6,821	6,770
AbbVie, Inc.
11/06/2042	4.400%	1,500,000	1,245,344
Amgen, Inc.
09/01/2053	2.770%	1,917,000	1,126,680
AstraZeneca Finance LLC
05/28/2031	2.250%	650,000	529,690
Bausch Health Companies, Inc.(a)
02/01/2027	6.125%	20,000	13,873
08/15/2027	5.750%	28,000	18,872
06/01/2028	4.875%	15,000	9,664
09/30/2028	11.000%	12,107	9,776
10/15/2030	14.000%	2,402	1,309
Bristol Myers Squibb Co.
02/20/2048	4.550%	562,000	493,731
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	28,000	21,625

Columbia Variable Portfolio – Balanced Fund | Third Quarter Report 2022	15

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Organon Finance 1 LLC(a)
04/30/2028	4.125%	22,000	18,808
04/30/2031	5.125%	64,000	52,496
Total			3,548,638
Property & Casualty 0.2%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	72,000	61,752
10/15/2027	6.750%	110,000	95,323
11/01/2029	5.875%	31,000	25,445
American International Group, Inc.
06/30/2050	4.375%	300,000	242,167
AssuredPartners, Inc.(a)
08/15/2025	7.000%	20,000	18,559
01/15/2029	5.625%	58,000	45,319
Berkshire Hathaway Finance Corp.
03/15/2052	3.850%	1,450,000	1,113,420
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	66,000	52,025
HUB International Ltd.(a)
05/01/2026	7.000%	45,000	42,702
12/01/2029	5.625%	59,000	49,275
Loews Corp.
05/15/2030	3.200%	665,000	567,820
Radian Group, Inc.
03/15/2027	4.875%	20,000	17,777
Ryan Specialty Group LLC(a)
02/01/2030	4.375%	7,000	5,943
USI, Inc.(a)
05/01/2025	6.875%	38,000	36,484
Total			2,374,011
Railroads 0.1%
CSX Corp.
03/15/2044	4.100%	1,000,000	801,095
Restaurants 0.0%
1011778 BC ULC/New Red Finance, Inc.(a)
01/15/2028	3.875%	57,000	49,583
10/15/2030	4.000%	18,000	14,171
IRB Holding Corp.(a)
06/15/2025	7.000%	58,000	57,747
Total			121,501
Retailers 0.1%
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	39,000	31,163
02/15/2032	5.000%	41,000	31,752
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	46,000	37,141
L Brands, Inc.(a)
07/01/2025	9.375%	6,000	6,208
10/01/2030	6.625%	45,000	39,135
L Brands, Inc.
06/15/2029	7.500%	23,000	21,045
Lithia Motors, Inc.(a)
01/15/2031	4.375%	13,000	10,647
Lowe’s Companies, Inc.
04/01/2052	4.250%	1,600,000	1,218,405
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	41,000	35,287
02/15/2029	7.750%	34,000	30,406
Total			1,461,189
Supermarkets 0.0%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	7.500%	15,000	15,145
02/15/2028	5.875%	25,000	23,063
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	30,000	26,442
Total			64,650
Technology 0.4%
Black Knight InfoServ LLC(a)
09/01/2028	3.625%	39,000	33,220
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%	14,000	13,727
Broadcom, Inc.(a)
02/15/2051	3.750%	1,559,000	1,016,436
Camelot Finance SA(a)
11/01/2026	4.500%	19,000	17,368
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	25,000	20,664
07/01/2029	4.875%	73,000	57,110
CommScope Technologies LLC(a)
06/15/2025	6.000%	27,000	23,967
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	41,000	33,568
Dun & Bradstreet Corp. (The)(a)
12/15/2029	5.000%	36,000	29,678
Entegris Escrow Corp.(a)
06/15/2030	5.950%	51,000	46,540
Gartner, Inc.(a)
10/01/2030	3.750%	42,000	34,478
HealthEquity, Inc.(a)
10/01/2029	4.500%	26,000	21,966

16	Columbia Variable Portfolio – Balanced Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	29,000	21,802
HP, Inc.(a)
03/01/2029	4.750%	96,000	96,659
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	32,000	26,010
Iron Mountain, Inc.(a)
09/15/2027	4.875%	14,000	12,554
03/15/2028	5.250%	25,000	21,949
07/15/2028	5.000%	54,000	46,440
07/15/2030	5.250%	26,000	21,557
Logan Merger Sub, Inc.(a)
09/01/2027	5.500%	83,000	51,033
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	64,000	50,635
NCR Corp.(a)
09/01/2027	5.750%	25,000	22,681
10/01/2028	5.000%	80,000	63,196
04/15/2029	5.125%	54,000	40,472
Nielsen Finance LLC/Co.(a)
07/15/2029	4.500%	31,000	30,975
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	1,400,000	1,165,898
Oracle Corp.
04/15/2038	6.500%	700,000	667,027
Picard Midco, Inc.(a)
03/31/2029	6.500%	12,000	10,138
RELX Capital, Inc.
05/20/2032	4.750%	674,000	632,137
Sensata Technologies BV(a)
09/01/2030	5.875%	32,000	29,918
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	55,000	50,123
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	45,000	43,863
Verscend Escrow Corp.(a)
08/15/2026	9.750%	64,000	61,653
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	90,000	73,598
Total			4,589,040
Transportation Services 0.1%
ERAC USA Finance LLC(a)
10/15/2037	7.000%	725,000	760,279
Wireless 0.2%
Altice France Holding SA(a)
02/15/2028	6.000%	85,000	54,501
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Altice France SA(a)
02/01/2027	8.125%	33,000	29,486
01/15/2028	5.500%	93,000	73,630
07/15/2029	5.125%	32,000	23,916
American Tower Corp.
08/15/2029	3.800%	740,000	650,147
Sprint Capital Corp.
03/15/2032	8.750%	38,000	44,044
Sprint Corp.
03/01/2026	7.625%	44,000	45,652
T-Mobile US, Inc.
01/15/2053	5.650%	1,275,000	1,206,632
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	27,000	20,407
07/15/2031	4.750%	52,000	40,499
Total			2,188,914
Wirelines 0.2%
AT&T, Inc.
09/15/2053	3.500%	1,900,000	1,265,959
Front Range BidCo, Inc.(a)
03/01/2027	4.000%	39,000	31,340
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%	24,000	24,041
Iliad Holding SAS(a)
10/15/2026	6.500%	53,000	46,322
10/15/2028	7.000%	79,000	67,733
Verizon Communications, Inc.
03/22/2061	3.700%	1,550,000	1,054,775
Total			2,490,170
Total Corporate Bonds & Notes (Cost $109,697,947)			89,196,702

Exchange-Traded Equity Funds 0.8%
	Shares	Value ($)
International Mid Large Cap 0.8%
iShares Core MSCI EAFE ETF	168,620	8,881,215
Total Exchange-Traded Equity Funds (Cost $11,306,142)		8,881,215

Columbia Variable Portfolio – Balanced Fund | Third Quarter Report 2022	17

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2022 (Unaudited)
Foreign Government Obligations(g) 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.0%
NOVA Chemicals Corp.(a)
06/01/2024	4.875%	25,000	23,508
06/01/2027	5.250%	34,000	28,930
05/15/2029	4.250%	45,000	35,161
Total			87,599
Total Foreign Government Obligations (Cost $101,130)			87,599

Residential Mortgage-Backed Securities - Agency 9.4%

Federal Home Loan Mortgage Corp.
04/01/2032	6.000%	32,847	33,475
04/01/2032	7.000%	18,727	19,342
07/01/2032	6.500%	10,981	11,329
01/01/2033	3.000%	567,809	529,012
01/01/2034- 05/01/2041	5.000%	276,006	277,971
04/01/2041	4.500%	49,321	48,375
Federal Home Loan Mortgage Corp.(h)
05/01/2032	6.500%	98,701	101,887
06/01/2037	6.000%	24,851	25,615
02/01/2038	5.500%	167,982	173,714
03/01/2038- 03/01/2040	5.000%	69,420	69,888
05/01/2039- 08/01/2041	4.500%	509,082	499,383
07/01/2043	3.000%	133,715	119,821
Federal National Mortgage Association
05/01/2024- 12/01/2028	6.000%	10,904	11,110
03/01/2026- 12/01/2032	7.000%	265,073	267,404
10/01/2026- 12/01/2045	3.500%	223,587	210,807
11/01/2026- 01/01/2029	4.000%	188,427	182,674
08/01/2028- 09/01/2032	6.500%	52,048	54,016
02/01/2038- 03/01/2038	5.500%	97,873	99,866
Federal National Mortgage Association(h)
02/01/2031	3.500%	125,970	119,612
10/01/2040	4.500%	116,803	114,442
Uniform Mortgage-Backed Security TBA(i)
10/18/2037- 10/13/2052	3.000%	26,075,000	22,796,349
10/18/2037- 10/13/2052	3.500%	24,425,000	22,187,951
10/13/2052	2.000%	8,950,000	7,244,605
10/13/2052	2.500%	22,825,000	19,145,806
10/13/2052	4.000%	17,500,000	16,237,402
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
10/13/2052	5.000%	16,600,000	16,169,522
Total Residential Mortgage-Backed Securities - Agency (Cost $111,165,039)			106,751,378

Residential Mortgage-Backed Securities - Non-Agency 12.5%

510 Asset Backed Trust(a),(c)
CMO Series 2021-NPL2 Class A1
06/25/2061	2.116%	1,468,997	1,363,082
Ajax Mortgage Loan Trust(a),(c)
CMO Series 2021-A Class A1
09/25/2065	1.065%	2,468,069	2,208,130
CMO Series 2021-B Class A
06/25/2066	2.239%	1,156,273	1,063,181
Angel Oak Mortgage Trust(a),(c)
CMO Series 2020-6 Class A3
05/25/2065	1.775%	138,921	124,646
CMO Series 2020-6 Class M1
05/25/2065	2.805%	400,000	318,913
CMO Series 2020-R1 Class A1
04/25/2053	0.990%	696,234	641,560
CMO Series 2022-6 Class A1
07/25/2067	4.300%	4,550,000	4,293,820
Angel Oak Mortgage Trust I LLC(a),(c)
CMO Series 2018-3 Class A3
09/25/2048	3.853%	24,104	23,972
CMO Series 2019-2 Class A3
03/25/2049	3.833%	2,472	2,460
Bellemeade Re Ltd.(a),(b)
CMO Series 2020-3A Class M1B
1-month USD LIBOR + 2.850% Floor 2.850% 10/25/2030	5.934%	195,908	195,858
CMO Series 2021-1A Class M1C
30-day Average SOFR + 2.950% Floor 2.950% 03/25/2031	4.464%	800,000	774,180
CMO Series 2021-3A Class M1A
30-day Average SOFR + 1.000% Floor 1.000% 09/25/2031	3.281%	1,697,086	1,662,632
BRAVO Residential Funding Trust(a),(c)
CMO Series 2020-NQM1 Class A1
05/25/2060	1.449%	215,782	202,767
CMO Series 2020-RPL1 Class A1
05/26/2059	2.500%	667,673	638,807
CMO Series 2021-A Class A1
10/25/2059	1.991%	1,295,437	1,226,921
CMO Series 2021-B Class A1
04/01/2069	2.115%	935,462	888,114

18	Columbia Variable Portfolio – Balanced Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-NQM1 Class A1
02/25/2049	0.941%	1,323,547	1,222,429
CMO Series 2021-NQM1 Class A3
02/25/2049	1.332%	539,226	493,556
CMO Series 2021-NQM2 Class A3
03/25/2060	1.435%	345,940	327,281
CMO Series 2022-NQM3 Class A1
07/25/2062	5.108%	1,109,823	1,088,476
Subordinated CMO Series 2021-NQM2 Class B1
03/25/2060	3.044%	425,000	383,695
CHNGE Mortgage Trust(a),(c)
CMO Series 2022-1 Class A1
01/25/2067	3.007%	2,299,658	2,085,781
CMO Series 2022-NQM1 Class A1
06/25/2067	5.528%	948,490	927,185
CIM Trust(a),(b)
CMO Series 2018-R6 Class A1
1-month USD LIBOR + 1.076% Floor 1.076% 09/25/2058	4.204%	1,153,556	1,139,427
CIM Trust(a),(c)
CMO Series 2021-NR1 Class A1
07/25/2055	2.569%	967,195	908,697
CMO Series 2021-NR2 Class A1
07/25/2059	2.568%	696,663	656,426
COLT Mortgage Loan Trust(a),(c)
CMO Series 2020-2 Class A1
03/25/2065	1.853%	40,080	39,577
CMO Series 2021-2R Class A1
07/27/2054	0.798%	407,227	335,393
CMO Series 2022-1 Class A1
12/27/2066	2.284%	2,358,197	2,023,584
CMO Series 2022-4 Class A1
03/25/2067	4.301%	2,013,797	1,909,484
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2020-R01 Class 1M2
1-month USD LIBOR + 2.050% 01/25/2040	5.134%	551,060	543,033
CMO Series 2022-R04 Class 1M2
30-day Average SOFR + 3.100% 03/25/2042	5.381%	975,000	908,534
Credit Suisse Mortgage Trust(a),(c)
CMO Series 2021-AFC1 Class A1
03/25/2056	0.830%	714,090	567,041
CMO Series 2021-NQM1 Class A3
05/25/2065	1.199%	263,291	244,278
CMO Series 2021-NQM1 Class M1
05/25/2065	2.130%	175,000	138,326
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-RPL1 Class A1
09/27/2060	1.668%	1,746,508	1,640,246
CMO Series 2021-RPL2 Class M1
01/25/2060	2.750%	751,019	566,140
CMO Series 2021-RPL2 Class M2
01/25/2060	3.250%	375,000	277,164
CMO Series 2022-ATH3 Class A1
08/25/2067	4.991%	1,175,000	1,160,988
CSMC Trust(a),(c)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	1,596,477	1,503,388
CMO Series 2021-RPL4 Class A1
12/27/2060	1.796%	1,139,237	1,059,854
CMO Series 2022-NQM5 Class A1
05/25/2067	5.169%	1,610,003	1,566,019
Subordinated CMO Series 2020-RPL3 Class A1
03/25/2060	2.691%	841,906	813,162
Subordinated CMO Series 2020-RPL4 Class A1
01/25/2060	2.000%	695,456	618,927
CSMC Trust(a)
CMO Series 2019-AFC1 Class A1
07/25/2049	2.573%	455,081	421,998
Eagle Re Ltd.(a),(b)
CMO Series 2021-1 Class M1C
30-day Average SOFR + 2.700% Floor 2.700% 10/25/2033	4.883%	425,000	419,822
CMO Series 2021-2 Class M1B
30-day Average SOFR + 2.050% Floor 2.050% 04/25/2034	4.331%	1,900,000	1,884,950
Subordinated CMO Series 2020-1 Class M1A
1-month USD LIBOR + 0.900% 01/25/2030	3.984%	23,846	23,738
Ellington Financial Mortgage Trust(a),(c)
CMO Series 2019-2 Class A3
11/25/2059	3.046%	121,268	113,211
CMO Series 2020-1 Class A1
05/25/2065	2.006%	43,491	41,928
CMO Series 2022-2 Class A1
04/25/2067	4.299%	5,451,728	5,088,034
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2020-DNA1 Class M2
1-month USD LIBOR + 1.700% 01/25/2050	4.784%	614,236	607,650
CMO Series 2021-DNA1 Class M2
30-day Average SOFR + 1.800% 01/25/2051	4.081%	596,259	575,569

Columbia Variable Portfolio – Balanced Fund | Third Quarter Report 2022	19

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	3.931%	499,290	486,900
CMO Series 2021-HQA1 Class M1
30-day Average SOFR + 0.700% 08/25/2033	2.981%	174,305	173,847
CMO Series 2022-DNA3 Class M1B
30-day Average SOFR + 2.900% 04/25/2042	5.083%	1,100,000	1,028,273
CMO Series 2022-DNA4 Class M1A
30-day Average SOFR + 2.200% 05/25/2042	4.481%	5,471,623	5,437,250
Subordinated CMO Series 2022-DNA6 Class M1A
30-day Average SOFR + 2.150% 09/25/2042	4.435%	600,000	596,272
Freddie Mac STACR Trust(a),(b)
CMO Series 2019-DNA4 Class M2
1-month USD LIBOR + 1.950% 10/25/2049	5.034%	162,916	161,984
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(c)
CMO Series 2022-DNA2 Class M1B
02/25/2042	4.681%	2,500,000	2,345,963
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2022-DNA5 Class M1A
30-day Average SOFR + 2.950% 06/25/2042	5.231%	2,034,632	2,034,104
Subordinated CMO Series 2021-DNA7 Class M1
30-day Average SOFR + 0.850% 11/25/2041	3.033%	4,375,000	4,259,685
GCAT LLC(a),(c)
CMO Series 2020-3 Class A1
09/25/2025	2.981%	1,078,525	1,041,003
GCAT Trust(a),(c)
CMO Series 2019-RPL1 Class A1
10/25/2068	2.650%	898,494	847,437
CMO Series 2021-CM2 Class A1
08/25/2066	2.352%	3,122,463	2,927,090
CMO Series 2022-NQM3 Class A1
04/25/2067	4.349%	5,422,587	5,074,092
GS Mortgage-Backed Securities Trust(a),(c)
CMO Series 2019-SL1 Class A1
01/25/2059	2.625%	208,678	207,692
CMO Series 2020-NQM1 Class A1
09/27/2060	1.382%	426,877	387,286
Home Re Ltd.(a),(b)
CMO Series 2021-1 Class M1B
1-month USD LIBOR + 1.550% 07/25/2033	4.634%	1,421,679	1,410,654
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Homeward Opportunities Fund I Trust(a),(c)
CMO Series 2020-2 Class A3
05/25/2065	3.196%	550,000	523,095
Legacy Mortgage Asset Trust(a),(c)
CMO Series 2021-GS1 Class A1
10/25/2066	1.892%	1,228,638	1,155,639
CMO Series 2021-GS2 Class A1
04/25/2061	1.750%	2,381,834	2,209,803
MetLife Securitization Trust(a),(c)
CMO Series 2018-1A Class A
03/25/2057	3.750%	396,498	373,827
MFA Trust(a),(c)
CMO Series 2020-NQM3 Class M1
01/26/2065	2.654%	475,000	401,514
CMO Series 2021-NQM1 Class A1
04/25/2065	1.153%	765,210	690,038
CMO Series 2022-NQM2 Class A1
05/25/2067	4.000%	5,213,421	4,794,747
MFRA Trust(a),(c)
CMO Series 2021-INV1 Class A1
01/25/2056	0.852%	274,878	253,330
CMO Series 2021-INV1 Class A2
01/25/2056	1.057%	50,904	46,841
CMO Series 2021-INV1 Class A3
01/25/2056	1.262%	85,112	77,957
Mill City Mortgage Loan Trust(a),(c)
CMO Series 2018-3 Class A1
08/25/2058	3.472%	839,631	814,164
CMO Series 2021-NMR1 Class M1
11/25/2060	1.850%	1,150,000	976,141
New Residential Mortgage Loan Trust(a)
CMO Series 2016-3A Class A1
09/25/2056	3.750%	156,777	149,110
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	481,882	440,338
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M1B
30-day Average SOFR + 2.050% Floor 2.050% 10/25/2033	4.331%	825,000	799,171
OBX Trust(a),(b)
CMO Series 2020-EXP3 Class 2A1A
1-month USD LIBOR + 0.950% 01/25/2060	3.984%	229,118	227,478
Oceanview Mortgage Loan Trust(a)
CMO Series 2020-1 Class A1A
05/28/2050	1.733%	331,789	302,496

20	Columbia Variable Portfolio – Balanced Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Preston Ridge Partners Mortgage(a),(c)
CMO Series 2021-4 Class A1
04/25/2026	1.867%	2,441,877	2,237,317
Preston Ridge Partners Mortgage Trust(a),(c)
CMO Series 2020-6 Class A1
11/25/2025	2.363%	630,974	603,401
CMO Series 2021-1 Class A1
01/25/2026	2.115%	1,047,612	969,278
CMO Series 2021-10 Class A1
10/25/2026	2.487%	1,384,126	1,253,734
CMO Series 2021-3 Class A1
04/25/2026	1.867%	1,507,519	1,410,666
CMO Series 2021-9 Class A1
10/25/2026	2.363%	2,252,070	2,079,411
Pretium Mortgage Credit Partners LLC(a),(c)
CMO Series 2021-NPL6 Class A1
07/25/2051	2.487%	3,739,343	3,479,031
PRKCM Trust(a),(c)
CMO Series 2021-AFC2 Class A3
11/25/2056	2.893%	2,000,000	1,200,021
CMO Series 2021-AFC2 Class M1
11/25/2056	3.443%	1,475,000	1,009,723
Subordinated CMO Series 2021-AFC2 Class B1
11/25/2056	3.701%	1,300,000	843,910
PRPM LLC(a),(c)
CMO Series 2021-RPL1 Class A1
07/25/2051	1.319%	640,639	582,438
Radnor Re Ltd.(a),(b)
CMO Series 2020-1 Class M1A
1-month USD LIBOR + 0.950% Floor 0.950% 02/25/2030	4.034%	352,572	348,158
Subordinated CMO Series 2021-2 Class M1A
30-day Average SOFR + 1.850% Floor 1.850% 11/25/2031	4.131%	442,865	438,494
Subordinated CMO Series 2021-2 Class M1B
30-day Average SOFR + 3.700% Floor 3.700% 11/25/2031	5.883%	725,000	685,098
Residential Mortgage Loan Trust(a),(c)
CMO Series 2020-1 Class A3
01/26/2060	2.684%	191,115	183,621
Starwood Mortgage Residential Trust(a),(c)
CMO Series 2019-INV1 Class A3
09/27/2049	2.916%	557,774	532,081
CMO Series 2020-2 Class A3
04/25/2060	3.000%	975,000	946,929
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-INV1 Class A3
11/25/2055	1.593%	159,788	145,573
CMO Series 2021-4 Class M1
08/25/2056	2.400%	525,000	373,757
Toorak Mortgage Corp., Ltd.(a),(c)
CMO Series 2020-1 Class A1
03/25/2023	2.734%	2,401,145	2,386,438
CMO Series 2021-1 Class A1
06/25/2024	2.240%	900,000	867,354
Towd Point HE Trust(a),(c)
CMO Series 2021-HE1 Class M2
02/25/2063	2.500%	450,000	412,576
Towd Point Mortgage Trust(a),(c)
CMO Series 2018-1 Class A1
01/25/2058	3.000%	169,027	163,865
CMO Series 2018-6 Class A1A
03/25/2058	3.750%	653,012	640,138
Towd Point Mortgage Trust(a),(b)
CMO Series 2019-HY1 Class A1
1-month USD LIBOR + 1.000% 10/25/2048	4.084%	509,033	502,062
CMO Series 2019-HY2 Class A1
1-month USD LIBOR + 1.000% Floor 1.000% 05/25/2058	4.084%	624,899	613,860
TVC Mortgage Trust(a)
CMO Series 2020-RTL1 Class A1
09/25/2024	3.474%	118,594	118,289
VCAT Asset Securitization LLC(a),(c)
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	4,241,714	3,943,136
VCAT LLC(a),(c)
CMO Series 2021-NPL1 Class A1
12/26/2050	2.289%	180,705	173,173
Vericrest Opportunity Loan Transferee(a),(c)
CMO Series 2021-NP11 Class A1
08/25/2051	1.868%	2,134,554	1,973,822
Vericrest Opportunity Loan Transferee XCII LLC(a),(c)
CMO Series 2021-NPL1 Class A1
02/27/2051	1.893%	1,595,029	1,439,354
Vericrest Opportunity Loan Transferee XCIII LLC(a),(c)
CMO Series 2021-NPL2 Class A1
02/27/2051	1.893%	1,316,567	1,241,127
Vericrest Opportunity Loan Transferee XCIV LLC(a),(c)
CMO Series 2021-NPL3 Class A1
02/27/2051	2.240%	1,526,546	1,441,670
Vericrest Opportunity Loan Transferee XCIX LLC(a),(c)
CMO Series 2021-NPL8 Class A1
04/25/2051	2.116%	994,025	929,910

Columbia Variable Portfolio – Balanced Fund | Third Quarter Report 2022	21

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vericrest Opportunity Loan Transferee XCVI LLC(a),(c)
CMO Series 2021-NPL5 Class A1
03/27/2051	2.116%	950,107	871,308
Vericrest Opportunity Loan Transferee XCVII LLC(a),(c)
CMO Series 2021-NPL6 Class A1
04/25/2051	2.240%	3,818,554	3,479,907
Vericrest Opportunity Loan Trust CI LLC(a),(c)
CMO Series 2021-NP10 Class A1
05/25/2051	1.992%	2,755,210	2,566,478
Verus Securitization Trust(a),(c)
CMO Series 2019-4 Class A3
11/25/2059	3.000%	641,342	616,319
CMO Series 2020-1 Class M1
01/25/2060	3.021%	1,000,000	935,867
CMO Series 2020-2 Class A1
05/25/2060	2.226%	132,344	129,431
CMO Series 2020-INV1 Class A1
03/25/2060	1.977%	53,169	52,153
CMO Series 2021-R1 Class A2
10/25/2063	1.057%	215,969	198,805
CMO Series 2021-R1 Class A3
10/25/2063	1.262%	273,561	251,225
CMO Series 2022-1 Class A1
01/25/2067	2.724%	3,644,083	3,134,266
CMO Series 2022-4 Class A1
04/25/2067	4.474%	477,854	459,053
Visio Trust(a),(c)
CMO Series 2019-2 Class A3
11/25/2054	3.076%	358,369	342,905
Visio Trust(a)
CMO Series 2020-1R Class A2
11/25/2055	1.567%	193,898	182,806
CMO Series 2020-1R Class A3
11/25/2055	1.873%	226,214	211,987
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $153,052,420)			142,211,180

Senior Loans 0.0%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.0%
WR Grace Holdings LLC(b),(j)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 09/22/2028	7.438%	33,745	31,509
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.0%
8th Avenue Food & Provisions, Inc.(b),(j)
2nd Lien Term Loan
1-month USD LIBOR + 7.750% 10/01/2026	10.865%	4,859	4,015
Consumer Products 0.0%
SWF Holdings I Corp.(b),(j)
1st Lien Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 10/06/2028	7.602%	37,743	29,364
Media and Entertainment 0.0%
Cengage Learning, Inc.(b),(j)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.750% Floor 1.000% 07/14/2026	7.814%	55,444	50,064
Technology 0.0%
Ascend Learning LLC(b),(j)
1st Lien Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 12/11/2028	6.615%	38,707	35,650
2nd Lien Term Loan
1-month USD LIBOR + 5.750% Floor 0.500% 12/10/2029	8.865%	23,000	19,910
DCert Buyer, Inc.(b),(j)
2nd Lien Term Loan
1-month USD LIBOR + 7.000% 02/19/2029	9.903%	36,000	33,444
Epicore Software Corp.(b),(j)
2nd Lien Term Loan
1-month USD LIBOR + 7.750% Floor 1.000% 07/31/2028	10.865%	17,000	16,524
UKG, Inc.(b),(j)
1st Lien Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 05/04/2026	5.535%	23,011	21,841
2nd Lien Term Loan
1-month USD LIBOR + 5.250% Floor 0.500% 05/03/2027	7.535%	45,000	42,300
Total			169,669
Total Senior Loans (Cost $313,588)			284,621

22	Columbia Variable Portfolio – Balanced Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2022 (Unaudited)
U.S. Treasury Obligations 0.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(h)
02/15/2045	2.500%	5,550,000	4,229,274
Total U.S. Treasury Obligations (Cost $6,084,385)			4,229,274

Money Market Funds 6.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.834%(k),(l)	72,174,950	72,138,862
Total Money Market Funds (Cost $72,149,408)		72,138,862
Total Investments in Securities (Cost: $1,266,166,945)		1,242,709,207
Other Assets & Liabilities, Net		(108,571,603)
Net Assets		1,134,137,604
At September 30, 2022, securities and/or cash totaling $6,667,307 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	1,115	12/2022	USD	124,949,688	—	(5,611,045)
U.S. Treasury 5-Year Note	5	12/2022	USD	537,539	—	(2,625)
U.S. Ultra Treasury Bond	45	12/2022	USD	6,165,000	—	(495,095)
Total					—	(6,108,765)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	(270)	12/2022	USD	(55,455,469)	871,176	—
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2022, the total value of these securities amounted to $308,501,438, which represents 27.20% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of September 30, 2022.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2022.
(d)	Non-income producing investment.
(e)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(f)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2022.
(g)	Principal and interest may not be guaranteed by a governmental entity.
(h)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(i)	Represents a security purchased on a when-issued basis.
Columbia Variable Portfolio – Balanced Fund | Third Quarter Report 2022	23

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
(j)	The stated interest rate represents the weighted average interest rate at September 30, 2022 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(k)	The rate shown is the seven-day current annualized yield at September 30, 2022.
(l)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund.The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 2.834%
	89,970,020	313,748,054	(331,574,673)	(4,539)	72,138,862	(23,879)	652,757	72,174,950
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
24	Columbia Variable Portfolio – Balanced Fund | Third Quarter Report 2022

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